Accounts Receivable, net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable, net	Accounts Receivable, net
Accounts receivable, net, consisted of the following:

	December 31, 2023	December 31, 2022
Accounts receivable, trade	$703	$755
Credit card receivables	107	81
Other receivables	47	56
Allowance for expected credit losses	(1)	(2)
Accounts receivable, net	$856	$890